Voya Solution Aggressive Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			16.25%	9.32%	9.99%
Performance Inception Date		May 01, 2013
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class ADV | S&P Target Risk Aggressive Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.75%	9.31%	9.97%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			16.87%	9.89%	10.55%
Performance Inception Date		May 01, 2013
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class I | S&P Target Risk Aggressive Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.75%	9.31%	9.97%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.96%	9.92%	10.57%
Performance Inception Date		May 02, 2016
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class R6 | S&P Target Risk Aggressive Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.75%	9.31%	9.97%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			16.64%	9.61%	10.28%
Performance Inception Date		May 01, 2013
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S | S&P Target Risk Aggressive Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.75%	9.31%	9.97%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			16.44%	9.43%	10.10%
Performance Inception Date		May 01, 2013
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S2 | S&P Target Risk Aggressive Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.75%	9.31%	9.97%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.